Non-Cash Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-cash transaction [Abstract]
Current trade payables	R$ 157,801	R$ 249,727
Derivative debt acknowledgment	527,375
Acquisition of property and equipment through financing (IFRS 16)	2,561,504
Decrease in lease liabilities	R$ 5,701,928